Supplementary Financial Information (Schedule Of Other Deductions And (Income)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Professional fees	$ 6	$ 10	$ 12
Sempra Acquisition related costs			12
InfraREIT Acquisition related costs		9
Recoverable pension and OPEB - non-service	55	57	53
Non-recoverable pension and OPEB (Note 10)	4	4	6
AFUDC equity income	(29)	(10)
Interest income	(4)	(5)	(1)
Other			2
Other	1	(2)
Total other deductions and (income) - net	$ 33	$ 63	$ 84